UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Item 1.	Report to Stockholders.

Semi-Annual Report

THE APPLETON

GROUP PLUS FUND

August 31, 2006

Investment Advisor

The Appleton Group, LLC

100 West Lawrence Street

Appleton, WI 54911

Phone: 1-866-993-7767

www.appletongrouponline.com

Shareholder Letter

Semi-annual Report	October 30, 2006

Dear Shareholders:

Greetings from The Appleton Group, advisor to The Appleton Group PLUS Fund. We hope that this letter finds you well.

As advisor to the Fund, we are excited to share a significant milestone with you. We are pleased to report that The Appleton Group PLUS Fund was recently added to Fidelity’s NTF (no transaction fee) platform. This feature makes the Fund available to investors in Fidelity 401(k)s, 403(b)s, 457(k)s, as well as in Fidelity’s retail accounts. Combined with our Fund’s existing availability through Charles Schwab Institutional, Pershing and others, it is easier than ever to invest in The Appleton Group PLUS Fund!

Much has been made recently of the Dow Jones Industrial Average’s steady rise back toward record highs - levels not seen in over six-and-a-half years! Quite an accomplishment and a reminder that markets don’t always cooperate with our schedule. Because markets are unpredictable, they can expose investors to significant risks, as well as to significant temptations. It is our goal to help investors navigate through sometimes volatile and uncooperative markets, maintaining balance and discipline, and always seeking answers to questions that others may not ask.

When we launched the Fund a year-and-a-half ago, we entered into a relationship with investors across the country. This relationship involves a tremendous amount of responsibility on our part - after all, your financial well-being and your comfort with us is more important than anything else we do. Accepting this responsibility means paying attention to detail, managing risk and being prepared for both cooperative and uncooperative markets.

As we continue our commitment of service to you, we welcome your feedback in helping us to find ways to better serve you in the many years ahead. Our door is always open, and we invite you to visit our offices in downtown Appleton, Wisconsin to share a cup of coffee. Here’s to continued progress through the remainder of 2006!

Sincerely,

Mark C. Scheffler

Senior Portfolio Manager, Founder

The opinions expressed above are those of Mark C. Scheffler, are subject to change and should not be considered investment advice.

Please refer to the following page for important disclosure information.

Past Performance is no guarantee of future results.

Because the Fund is a “fund of funds”, the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with short selling and investments in ETFs, fixed income securities, technology, smaller capitalization companies and lower rated securities.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus. While the Fund is no-load, management and distribution fees and other expenses still apply.

The Appleton Group PLUS Fund is distributed by Quasar Distributors, LLC.

THE APPLETON GROUP PLUS FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/06–8/31/06).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE APPLETON GROUP PLUS FUND

	The Appleton Group PLUS Fund
	Beginning Account Value 3/1/06	Ending Account Value 8/31/06	Expenses Paid During Period 3/1/06–8/31/06*
Actual	$1,000.00	$984.70	$10.01
Hypothetical (5% return before expenses)	1,000.00	1,015.12	$10.16
*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

THE APPLETON GROUP PLUS FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to maximize total return (capital appreciation plus income). Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”). ETFs are open-end investment companies that track a securities index or basket of securities. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track as well as the market as a whole.

	The Appleton Group PLUS Fund	S&P 500 Index	S&P 500 Index/ Merrill Lynch High Yield Master Index*
Six Months	(1.53)%	2.79%	2.93%

One Year	(0.50)%	8.88%	8.19%

Average Annual Since Inception (5/2/05)	2.53%	11.14%	10.60%

*	The S&P 500 Index/Merrill Lynch High Yield Master Index represents a blend of the performance of the S&P 500 Index (80%) and the Merrill Lynch High Yield Master Index (20%).

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-993-7767.

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole.

One cannot invest directly in an index. Sector allocations are subject to change.

*	Inception Date

THE APPLETON GROUP PLUS FUND	Schedule of Investments

August 31, 2006 (Unaudited)

Ticker Symbol: AGPLX

	Shares	Market Value
Exchange Traded Funds 90.41%
DIAMONDS Trust, Series I	35,318	$4,019,541
iShares Dow Jones Select Dividend Index Fund	30,138	1,985,793
iShares Dow Jones U.S. Real Estate Index Fund	18,906	1,437,801
iShares Russell 2000 Growth Index Fund	36,058	2,597,979
iShares Russell 2000 Value Index Fund	17,230	1,267,783
Nasdaq-100 Trust, Series 1	104,370	4,056,862
SPDR Trust Series 1	23,138	3,024,137

Total Exchange Traded Funds (Cost $17,870,990)		18,389,896

	Principal Amount
U.S. Government Agency Issue(a) 5.16%
U.S. Treasury Note, 3.88%, 7/31/07	1,060,000	1,049,235

Total U.S. Government Agency Issue (Cost $1,047,645)		1,049,235

	Shares
Short-Term Investments 4.35%
Investment Companies
The AIM STIT Liquid Assets Portfolio	133,566	133,566
The AIM STIT-STIC Prime Portfolio—Institutional Class	185,495	185,495
The AIM STIT-Treasury Portfolio—Institutional Class	234,826	234,826
Fidelity Institutional Government Portfolio—Class I	185,004	185,004
Fidelity Institutional Money Market Portfolio—Select Class	147,420	147,420

Total Short-Term Investments (Cost $886,311)		886,311

Total Investments 99.92% (Cost $19,804,946)		20,325,442
Other Assets, less liabilities 0.08%		15,653

Net Assets 100.00%		$20,341,095

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to the financial statements.

THE APPLETON GROUP PLUS FUND

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)
Assets
Investments, at value (cost $19,804,946)	$20,325,442
Dividend and interest receivable	16,442
Receivable for capital shares sold	27,297
Other assets	12,466

Total Assets	20,381,647

Liabilities
Payable to Advisor	15,171
Payable to affiliates	14,751
Payable for distribution fees	2,390
Accrued expenses and other liabilities	8,240

Total Liabilities	40,552

Net Assets	$20,341,095

Net Assets Consist Of:
Paid-in capital	$20,426,926
Undistributed net investment income	63,714
Accumulated net realized loss	(670,041)
Net unrealized appreciation on investments	520,496

Net Assets	$20,341,095

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,972,627

Net asset value, redemption price and offering price per share	$10.31

See accompanying notes to the financial statements.

THE APPLETON GROUP PLUS FUND

Statement of Operations

For the Six Months Ended August 31, 2006 (Unaudited)
Investment Income
Interest income	$184,408
Dividend income	62,143

Total Investment Income	246,551

Expenses
Advisory fees	91,419
Distribution fees	22,855
Administration fees	15,708
Transfer agent fees and expenses	12,985
Fund accounting fees	12,328
Federal and state registration fees	11,494
Audit and tax fees	10,088
Custody fees	5,418
Reports to shareholders	4,416
Legal fees	2,656
Trustees’ fees and related expenses	1,372
Other expenses	3,739

Total Expenses	194,478
Less waivers by Advisor	(11,641)

Net Expenses	182,837

Net Investment Income	63,714

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from security transactions	(388,927)
Change in net unrealized appreciation/depreciation on investments	80,440

Net Realized and Unrealized Loss on Investments	(308,487)

Net Decrease In Net Assets From Operations	$(244,773)

See accompanying notes to the financial statements.

THE APPLETON GROUP PLUS FUND

Statements of Changes in Net Assets
	Six Months Ended August 31, 2006 (Unaudited)	Period Ended February 28, 2006 (1)
From Operations
Net investment income	$63,714	$10,050
Net realized loss from security transactions	(388,927)	(281,114)
Change in net unrealized appreciation/depreciation on investments	80,440	440,056

Net increase (decrease) in net assets from operations	(244,773)	168,992

From Distributions
Net investment income	—	(10,050)
Tax return of capital	—	(27,012)

Net decrease in net assets resulting from distributions paid	—	(37,062)

From Capital Share Transactions
Proceeds from shares sold	6,617,482	15,461,380
Net asset value of shares issued in reinvestment of distributions to shareholders	—	37,062
Payments for shares redeemed	(1,195,851)	(466,135)

Net increase in net assets from capital share transactions	5,421,631	15,032,307

Total increase in net assets	5,176,858	15,164,237

Net Assets:
Beginning of period	15,164,237	—

End of period	$20,341,095	$15,164,237

Undistributed Net Investment Income	$63,714	0

(1)	Fund commenced operations on May 2, 2005.

See accompanying notes to the financial statements.

THE APPLETON GROUP PLUS FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended August 31, 2006 (Unaudited)	Period Ended February 28, 2006(1)
Net Asset Value, Beginning of Period	$10.47	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.03	0.01
Net realized and unrealized gain (loss) on investments	(0.19)	0.49

Total from investment operations	(0.16)	0.50

Less distributions paid:
From net investment income	—	(0.01)
From tax return of capital	—	(0.02)

Total distributions paid	—	(0.03)

Net Asset Value, End of Period	$10.31	$10.47

Total Return(3)	(1.53)%	4.98%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$20,34	1	$15,16	4
Ratio of expenses to average net assets(4)(5)(6)	2.00%	2.00%
Ratio of net investment income to average net assets(4)(5)(6)	0.70%	0.19%
Portfolio turnover rate(3)	384.97%	167.15%

(1)	Fund commenced operations on May 2, 2005.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(3)	Not annualized for periods less than a full year.
(4)	Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.13% and 3.70%, and the ratio of net investment income (loss) to average net assets would have been 0.57% and (1.51)%, for the periods ended August 31, 2006 and February 28, 2006, respectively.
(5)	Annualized.
(6)	Does not include expenses of ETFs or other investment companies in which the Fund invests.

See accompanying notes to the financial statements.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements

August 31, 2006 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Appleton Group PLUS Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to maximize total return (capital appreciation plus income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on May 2, 2005. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by The Appleton Group, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund values securities traded on a national securities exchange at their market value determined by their last sales price in the principal market in which these securities are normally traded. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the bid and asked prices. Securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value in accordance with procedures approved by the Board of Trustees.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2006 (Unaudited)

sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the period ended February 28, 2006 was as follows:

Ordinary Income	Long-term Capital Gains	Return of Capital
$10,050	$ —	$27,012

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

As of February 28, 2006, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$14,987,976

Gross tax unrealized appreciation	366,995
Gross tax unrealized depreciation	(103,410)

Net tax unrealized appreciation	263,585

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated losses	(104,643)

Total accumulated earnings	$158,942

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2006 (Unaudited)

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At February 28, 2006, the Fund had a capital loss carryforward of $94,111.

At February 28, 2006 the Fund had a post-October capital loss of $10,532.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The Net Asset Value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2006 (Unaudited)

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the six months ended August 31, 2006, expenses of $11,641 incurred by the Fund were waived by the Advisor in the Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$89,666
2010	$11,641

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended August 31, 2006, the Fund accrued expenses of $22,855, pursuant to the 12b-1 Plan.

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2006	Period Ended February 28, 2006 (1)
Shares sold	641,836	1,490,443
Shares issued to holders in reinvestment of distributions	0	3,612
Shares redeemed	(118,190)	(45,074)

Net increase	523,646	1,448,981

(1)	Fund commenced operations on May 2, 2005.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2006, were $57,745,008 and $51,189,842, respectively. During the six months ended August 31, 2006, the Fund purchased and sold $13,324,500 and $12,888,094, respectively, of long-term U.S. Government securities.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the semi-annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Appleton Group PLUS Fund has adopted proxy voting policies and procedures that delegate to The Appleton Group, LLC, the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of The Appleton Group PLUS Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-993-7767. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-866-993-7767 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

THE APPLETON GROUP PLUS FUND

Investment Advisor	The Appleton Group, LLC 100 West Lawrence Street Appleton, Wisconsin 54911

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 N. RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	10/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	10/25/06